Employee Headcount	12 Months Ended
Dec. 31, 2018
Employee Headcount
Employee Headcount

Section B — Employees

This section provides financial insights into our employee benefit arrangements. It should be read in conjunction with the compensation disclosures for key management personnel in Note (G.6) as well as SAP’s Compensation Report.

(B.1) Employee Headcount

The following table provides an overview of employee headcount, broken down by function and by the regions EMEA (Europe, Middle East, and Africa), Americas (North America and Latin America), and APJ (Asia Pacific Japan).

Employee Headcount by Region and Function

Full-time equivalents	12/31/2018				12/31/2017				12/31/2016
	EMEA	Ame-ricas	APJ	Total	EMEA	Ame-ricas	APJ	Total	EMEA	Ame-ricas	APJ	Total
Cloud and software	6,341	4,268	5,374	15,983	5,869	3,895	4,719	14,482	6,406	4,184	5,412	16,002
Services	8,120	5,736	5,620	19,476	7,536	4,878	4,965	17,379	6,535	4,119	3,967	14,621
Research and development	12,478	5,651	8,930	27,060	11,349	5,250	8,273	24,872	10,525	4,860	7,977	23,363
Sales and marketing	9,843	9,452	4,918	24,213	9,196	9,169	4,854	23,219	8,542	8,999	4,435	21,977
General and administration	2,906	1,970	1,147	6,024	2,676	1,781	1,047	5,504	2,629	1,746	1,018	5,393
Infrastructure	2,160	951	631	3,742	1,732	855	501	3,087	1,584	788	454	2,827
SAP Group (12/ 31)	41,848	28,029	26,620	96,498	38,357	25,827	24,359	88,543	36,222	24,696	23,265	84,183
Thereof acquisitions	657	952	434	2,043	149	133	7	289	37	172	0	209
SAP Group (months' end average)	40,496	27,454	25,759	93,709	37,512	25,459	24,029	86,999	34,932	23,532	22,145	80,609